Subsequent events - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 05, 2021	Oct. 31, 2021	Oct. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Issue of equity		$ 2,345,000	$ 1,825,000
Series BT non cumulative five year rate set reset first preferred shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issue of equity	$ 750
Preferred shares annual yield spread	2.71%
Earliest redemption date	Feb. 24, 2027
Initial period annual yield	4.20%
Term of preferred shares	5 years
Term of preferred shares per share issue price	$ 1,000